Intangible assets - Changes in DAC and other intangibles (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movements in deferred acquisition costs
At beginning of year	£ 10,807
At end of year	11,011	£ 10,807
Shareholder-backed
Movements in deferred acquisition costs
At beginning of year	10,755	8,422
Additions	1,240	1,179
Amortisation to the income statement	(254)	(129)
Disposals and transfers		(268)
Exchange differences and other movements	(799)	1,475
Amortisation of DAC related to net unrealised valuation movements on the US insurance operation's available-for-sale securities recognised within other comprehensive income	(76)	76
At end of year	10,866	10,755	£ 8,422
PVIF and other intangibles
Additions	229	222
Amortisation	165	95
Intangible assets	1,633	1,577	£ 1,400
Shareholder-backed | Amortisation to the income statement, Operating profit
Movements in deferred acquisition costs
Amortisation to the income statement	(709)	(686)
Shareholder-backed | Amortisation to the income statement, Non-operating profit
Movements in deferred acquisition costs
Amortisation to the income statement	455	557
Shareholder-backed | PVIF and other intangibles
Movements in deferred acquisition costs
At beginning of year	1,577
Additions	229
Amortisation to the income statement	(165)
Exchange differences and other movements	(8)
At end of year	1,633	1,577
Shareholder-backed | PVIF and other intangibles | Amortisation to the income statement, Operating profit
Movements in deferred acquisition costs
Amortisation to the income statement	(158)
Shareholder-backed | PVIF and other intangibles | Amortisation to the income statement, Non-operating profit
Movements in deferred acquisition costs
Amortisation to the income statement	(7)
Shareholder-backed | Software
PVIF and other intangibles
Additions	38
Amortisation	32
Foreign exchange losses	5
Intangible assets	67
Shareholder-backed | Asia insurance operations | Deferred acquisition costs
Movements in deferred acquisition costs
At beginning of year	788
Additions	331
Amortisation to the income statement	(133)
Exchange differences and other movements	(40)
At end of year	946	£ 788
Shareholder-backed | Asia insurance operations | Deferred acquisition costs | Amortisation to the income statement, Operating profit
Movements in deferred acquisition costs
Amortisation to the income statement	£ (133)
Shareholder-backed | Jackson (US insurance operations)
Movements in deferred acquisition costs
Assumption for long-term investment returns (as a percent)	7.40%	7.40%	7.40%
Shareholder-backed | Jackson (US insurance operations) | Deferred acquisition costs
Movements in deferred acquisition costs
At beginning of year	£ 8,303
Additions	663
Amortisation to the income statement	59
Exchange differences and other movements	(752)
Amortisation of DAC related to net unrealised valuation movements on the US insurance operation's available-for-sale securities recognised within other comprehensive income	(76)
At end of year	8,197	£ 8,303
Shareholder-backed | Jackson (US insurance operations) | Deferred acquisition costs | Amortisation to the income statement, Operating profit
Movements in deferred acquisition costs
Amortisation to the income statement	(403)
Shareholder-backed | Jackson (US insurance operations) | Deferred acquisition costs | Amortisation to the income statement, Non-operating profit
Movements in deferred acquisition costs
Amortisation to the income statement	462
Shareholder-backed | General insurance commission (UK and Europe insurance operations) | Deferred acquisition costs
Movements in deferred acquisition costs
At beginning of year	79
Additions	14
Amortisation to the income statement	(10)
Exchange differences and other movements	1
At end of year	84	79
Shareholder-backed | General insurance commission (UK and Europe insurance operations) | Deferred acquisition costs | Amortisation to the income statement, Operating profit
Movements in deferred acquisition costs
Amortisation to the income statement	(10)
Shareholder-backed | Asset management operations | Deferred acquisition costs
Movements in deferred acquisition costs
At beginning of year	8
Additions	3
Amortisation to the income statement	(5)
At end of year	6	£ 8
Shareholder-backed | Asset management operations | Deferred acquisition costs | Amortisation to the income statement, Operating profit
Movements in deferred acquisition costs
Amortisation to the income statement	£ (5)